Offerings	Mar. 05, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.33 1/3 par value
Fee Rate	0.01381%
Offering Note	The registrants are registering an indeterminate amount of securities of each identified class for offer and sale from time to time at indeterminate offering prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $1.00 par value
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1. The debt securities may be issued by Dycom Industries, Inc. or Dycom Investments, Inc. Debt securities issued by Dycom Industries, Inc. may be guaranteed by Dycom Investments, Inc. and one or more of the registrants named under "Table of Additional Registrants." Debt securities issued by Dycom Investments, Inc. may be guaranteed by Dycom Industries, Inc. and one or more of the registrants named under "Table of Additional Registrants."
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering Note	See Notes 1 and 3.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01381%
Offering Note	See Notes 1 and 3. The guarantees of debt securities will be issued without consideration. Pursuant to Rule 457(n), no registration fee is payable with respect to any such guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Securities Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Securities Purchase Units
Fee Rate	0.01381%
Offering Note	See Note 1.